Other non-current liabilities (Tables)	11 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of assumed contingent liabilities under various assumptions	The table below describes the value of the assumed contingent liabilities as at December 31, 2019, of $2.4 million compared to what the total value would be following the presented variations to the underlying assumptions in the model:

December 31, 2019
Estimated assumed contingent liabilities
1% lower discount rate	2,541
1% higher discount rate	2,362
10% lower probability of success	2,156
10% higher probability of success	2,712